Earnings per share (EPS)	12 Months Ended
Dec. 31, 2024
Earnings per share (EPS)
Earnings per share (EPS)

Note 12. Earnings per share (EPS)

Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during the period, net of weighted average number of treasury shares held during the period. Exercisable warrants with an exercise price for little to no consideration are included in basic EPS.

Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue Class A shares were issued but not securities that are anti-dilutive. RSUs, options and warrants with time-based only service requirements are considered outstanding for dilutive EPS until the earlier of vest date or forfeiture date.

Class A and Class B shareholders are entitled to dividends based on the nominal value of the ordinary shares. As the Class B shares have lower nominal value, the shares are entitled to 1/10 of the dividends attributable to Class A shares.

The following table reflects the share data used for the weighted-average number of Class A shares (basic):

	Years Ended December 31,
in thousands of shares	2024	2023	2022
Issued Class A shares as of January 1	207,794	206,849	206,572
Effect of Class A shares issued	978	346	222
Effect of options and warrants exercised or exercisable	2,654	519	—
Effect of treasury shares held	(1,157)	(197)	(246)
Weighted-average number of Class A shares as of December 31 (basic)	210,269	207,517	206,548

The following table reflects the share data used for the weighted-average number of Class A shares (diluted):

	Years Ended December 31,
in thousands of shares	2024	2023	2022
Weighted-average number of Class A shares as of December 31 (basic)	210,269	207,517	206,548
Effect of unvested RSUs, PSUs, options, and warrants	17,211	19,129	15,619
Weighted-average number of Class A shares as of December 31 (diluted)	227,480	226,646	222,167

The following table reflects the share data used for the weighted-average number of Class B shares (basic and diluted):

	Years Ended December 31,
in thousands of shares	2024	2023	2022
Issued Class B shares as of January 1	903,671	903,671	903,671
Weighted-average number of Class B shares as of December 31 (basic and diluted)	903,671	903,671	903,671

The following tables reflect the income data used in the basic and diluted EPS calculations for profit attributable to owners of the Company:

	Years Ended December 31,
in €‘000	2024	2023	2022
Profit attributable to Class A shares owners	23,845	24,152	7,580
Profit attributable to Class B shares owners	10,305	10,503	3,311
Profit attributable to owners of the Company	34,150	34,655	10,891

	Years Ended December 31,
	2024	2023	2022
Basic EPS from profit attributable to Class A shares owners	0.11	0.12	0.04
Diluted EPS from profit attributable to Class A shares owners	0.10	0.11	0.03
Basic and diluted EPS from profit attributable to Class B shares owners	0.01	0.01	0.00

The following tables reflect the income data used in the basic and diluted EPS calculations for loss from discontinued operations attributable to owners of the Company for the years presented:

	Years Ended December 31,
in €‘000	2024	2023	2022
Loss from discontinued operations attributable to Class A shares owners	—	(524)	—
Loss from discontinued operations attributable to Class B shares owners	—	(227)	—
Loss from discontinued operations attributable to owners of the Company	—	(751)	—

	Years Ended December 31,
	2024	2023	2022
Basic EPS from discontinued operations attributable to Class A shares owners	—	0.00	—
Diluted EPS from discontinued operations attributable to Class A shares owners	—	0.00	—
Basic and diluted EPS from discontinued operations attributable to Class B shares owners	—	0.00	—

The following tables reflect the income data used in the basic and diluted EPS calculations for profit from continuing operations attributable to owners of the Company for the years presented:

	Years Ended December 31,
in €‘000	2024	2023	2022
Profit for the year from continuing operations attributable to Class A shares owners	23,845	24,675	7,580
Profit for the year from continuing operations attributable to Class B shares owners	10,305	10,731	3,311
Profit for the year from continuing operations attributable to owners of the Company	34,150	35,406	10,891

	Years Ended December 31,
	2024	2023	2022
Basic EPS from profit for the year from continuing operations attributable to Class A shares owners	0.11	0.12	0.04
Diluted EPS from profit for the year from continuing operations attributable to Class A shares owners	0.10	0.11	0.03
Basic and diluted EPS from profit for the year from continuing operations attributable to Class B shares owners	0.01	0.01	0.00